Severance Indemnities and Pension Plans (Aggregated Accumulated Benefit Obligations) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 1,425,853	¥ 1,521,419
Foreign offices and subsidiaries | Pension benefits and other benefits
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 170,240	¥ 170,917